Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
A reconciliation of net assets available for benefits per the financial statements to the Form 5500 is as follows:

December 31,	2025	2024
Net assets available for benefits per the financial statements	$10,726,389,592	$8,932,468,101
Amounts allocated to withdrawing participants	(252,506)	(350,496)
Net assets available for benefits per the Form 5500	$10,726,137,086	$8,932,117,605

The following is a reconciliation of benefits paid to participants per the financial statements to the Form 5500 for the year ended December 31, 2025:

Benefits paid to participants per the financial statements	$587,970,590

Add: Amounts allocated to withdrawing participants at December 31, 2025	252,506

Less: Amounts allocated to withdrawing participants at December 31, 2024	(350,496)
Benefits paid to participants per Form 5500	$587,872,600

Amounts allocated to withdrawing participants are recorded in the Form 5500 for benefit claims that have been processed and approved for payment prior to, but not yet paid as of the end of the year.